Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Liabilities for guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	$ 476	$ 418
Less reinsurance recoverables	125	133
Net balance at beginning of period	351	285
Incurred guarantee benefits	55	66
Paid guarantee benefits	(5)	(2)
Decrease related to sale of ALNY	(41)
Reinsurance ceded to ERL	(271)	(176)	$ (187)
Reinsurance ceded to ERL		2
Net change	(78)	66
Net balance at end of period	273	351	285
Plus reinsurance recoverables	201	125	133
Balance at end of period	474	476	418
Everlake Reinsurance Limited (ERL)
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Reinsurance ceded to ERL	(87)
Liability for guarantees related to death benefits and interest-sensitive life products
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	329	292
Less reinsurance recoverables	69	81
Net balance at beginning of period	260	211
Incurred guarantee benefits	36	49
Paid guarantee benefits	(5)	(2)
Decrease related to sale of ALNY	(41)
Reinsurance ceded to ERL		2
Net change	(97)	49
Net balance at end of period	163	260	211
Plus reinsurance recoverables	161	69	81
Balance at end of period	324	329	292
Liability for guarantees related to death benefits and interest-sensitive life products | Everlake Reinsurance Limited (ERL)
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Reinsurance ceded to ERL	(87)
Liability for guarantees related to income benefits
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	26	23
Less reinsurance recoverables	23	20
Net balance at beginning of period	3	3
Incurred guarantee benefits	0	0
Paid guarantee benefits	0	0
Decrease related to sale of ALNY	0
Reinsurance ceded to ERL		0
Net change	0	0
Net balance at end of period	3	3	3
Plus reinsurance recoverables	17	23	20
Balance at end of period	20	26	23
Liability for guarantees related to income benefits | Everlake Reinsurance Limited (ERL)
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Reinsurance ceded to ERL	0
Liability for guarantees related to accumulation and withdrawal benefits
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance at beginning of period	121	103
Less reinsurance recoverables	33	32
Net balance at beginning of period	88	71
Incurred guarantee benefits	19	17
Paid guarantee benefits	0	0
Decrease related to sale of ALNY	0
Reinsurance ceded to ERL		0
Net change	19	17
Net balance at end of period	107	88	71
Plus reinsurance recoverables	23	33	32
Balance at end of period	130	$ 121	$ 103
Liability for guarantees related to accumulation and withdrawal benefits | Everlake Reinsurance Limited (ERL)
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Reinsurance ceded to ERL	$ 0